Related Party Balances and Transactions (Details) - Schedule of due to related party - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Related Party Balances and Transactions (Details) - Schedule of due to related party [Line Items]
Due to related party		$ 118,114	$ 218,862
Hong Yu [Member]
Related Party Balances and Transactions (Details) - Schedule of due to related party [Line Items]
Due to related party	[1]	118,114	108,990
Hybridge Holding Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of due to related party [Line Items]
Due to related party	[1]		$ 109,872

[1]	The above balances represent unpaid loan and expenses to these related parties.